RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of right-of-use assets

Cost	$
Balance as at March 31, 2023	—
Additions	412
Effect of foreign exchange	12
Balance as at March 31, 2024	424
Effect of foreign exchange	24
Disposals	(448)
Balance as at March 31, 2025	—

Accumulated amortization
Balance as at March 31, 2023	—
Amortization	140
Effect of foreign exchange	3
Balance as at March 31, 2024	143
Amortization	238
Effect of foreign exchange	14
Disposals	(395)
Balance as at March 31, 2025	—

Net book value as at March 31, 2024	281
Net book value as at March 31, 2025	—

Schedule of lease liabilities

$
Balance as at March 31, 2023	—
Additions	415
Interest accretion	8
Effect of foreign exchange	17
Payments	(149)
Balance as at March 31, 2024	291
Interest accretion	7
Effect of foreign exchange	16
Gain on derecognition	(24)
Termination penalty payment	(31)
Payments	(259)
Balance as at March 31, 2025	—